Total Equity - Non-Controlling Interests (Details) - USD ($) $ in Millions				12 Months Ended
	Jul. 04, 2017	Mar. 03, 2017	Jan. 13, 2017	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Feb. 17, 2017
Disclosure of subsidiaries [line items]
Carrying value				$ 4,600.9	$ 2,000.0
Net earnings attributable to non-controlling interests				(125.7)	117.8
Dividends paid, other shares				44.6	44.0
Other net changes in capitalization (note 16)				$ 420.6	$ 144.4
Allied World
Disclosure of subsidiaries [line items]
Minority voting percentage				32.60%	0.00%
Proportion of ownership interest in subsidiary				67.40%
Carrying value				$ 1,229.4	$ 0.0
Net earnings attributable to non-controlling interests				$ (182.3)	$ 0.0
Percentage of common shares acquired						67.40%
Fairfax India
Disclosure of subsidiaries [line items]
Minority voting percentage				6.40%	4.70%
Proportion of ownership interest in subsidiary				30.20%	33.60%
Carrying value				$ 1,110.7	$ 743.7
Net earnings attributable to non-controlling interests				$ (59.9)	$ 24.4
Economic ownership percentage				69.80%
Other net changes in capitalization (note 16)			$ 3.3
Cara
Disclosure of subsidiaries [line items]
Minority voting percentage				43.30%	43.40%
Proportion of ownership interest in subsidiary				40.20%
Carrying value				$ 578.0	$ 523.9
Net earnings attributable to non-controlling interests				$ 55.7	$ 30.8
Economic ownership percentage				59.80%
Grivalia Properties REIC
Disclosure of subsidiaries [line items]
Minority voting percentage	52.60%			47.30%	0.00%
Carrying value				$ 517.6	$ 0.0
Net earnings attributable to non-controlling interests				$ 20.0	$ 0.0
Brit
Disclosure of subsidiaries [line items]
Minority voting percentage				27.50%	27.50%
Proportion of ownership interest in subsidiary				72.50%
Carrying value				$ 435.3	$ 463.4
Net earnings attributable to non-controlling interests				$ (19.1)	$ 50.4
Thomas Cook India
Disclosure of subsidiaries [line items]
Minority voting percentage				32.40%	32.30%
Proportion of ownership interest in subsidiary				67.60%
Carrying value				$ 391.2	$ 139.6
Net earnings attributable to non-controlling interests				$ 28.2	$ 2.4
Fairfax Africa
Disclosure of subsidiaries [line items]
Minority voting percentage				1.20%	0.00%
Proportion of ownership interest in subsidiary				64.20%
Carrying value				$ 191.6	$ 0.0
Net earnings attributable to non-controlling interests				$ 4.3	0.0
Percentage of common shares acquired							64.20%
Economic ownership percentage				35.80%
All other
Disclosure of subsidiaries [line items]
Carrying value				$ 147.1	129.4
Net earnings attributable to non-controlling interests				$ 27.4	$ 9.8
Saurashtra Freight Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				15.40%
Quess
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				33.10%	42.10%
Fairfax India | Saurashtra Freight Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				51.00%
Percentage of common shares acquired			51.00%
OMERS | Brit
Disclosure of subsidiaries [line items]
Dividends paid, other shares		$ 45.8
Equity issued | Common shares
Disclosure of subsidiaries [line items]
Dividends paid, other shares				$ 44.6	$ 44.0
Other net changes in capitalization (note 16)				236.6	17.0
Non- controlling interests
Disclosure of subsidiaries [line items]
Other net changes in capitalization (note 16)				$ 184.0	$ 126.8